Provisions (Tables)	12 Months Ended
Jun. 30, 2021
Provisions
Schedule of provisions

	Other(1)	Tax(2)	Total
	£’000	£’000	£’000
At 1 July 2020	—	—	—
Transfer from accruals(3)	695	4,094	4,789
(Credited)/charged to profit or loss:
Reassessment of provisions	—	(1,036)	(1,036)
Additional provisions recognized	27	1,022	1,049
At 30 June 2021	722	4,080	4,802
Less: non-current portion
Provisions	77	4,080	4,157
Current provisions	645	—	645

(1) Other provision

Other provision includes, amongst other items, make good provisions as the Group is required to restore the leased premises of its office spaces to their original condition at the end of the respective lease terms. A provision has been recognized based upon the estimated expenditure required to remove any leasehold improvements. The remaining term on such leased properties is between 5 months and 3 years.

(2) Tax provision

Provision in respect of player related tax matters. The timing of cash outflows is by its nature uncertain and therefore a reliable estimate of the expected timing of such cash outflows cannot be made.

(3) Amounts were previously disclosed in accruals due to being immaterial.